Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule of Intangible Assets [Line Items]
Cost begining	$ 119,439	$ 329
Acquisition of subsidiaries		119,108
Exchange realignment	70	2
Cost ending	119,509	119,439
Accumulated amortization begining	184	50
Charge for the Period	14	133
Exchange realignment		1
Accumulated amortization ending	198	184
Carrying values	119,311	119,255
Archived Images [Member]
Schedule of Intangible Assets [Line Items]
Cost begining	502
Acquisition of subsidiaries	502	502
Exchange realignment
Cost ending	502	502
Accumulated amortization begining
Charge for the Period
Exchange realignment
Accumulated amortization ending
Carrying values	502	502
Developed Technology [Member]
Schedule of Intangible Assets [Line Items]
Cost begining	154	154
Acquisition of subsidiaries
Exchange realignment
Cost ending	154	154
Accumulated amortization begining	154	29
Charge for the Period		124
Exchange realignment		1
Accumulated amortization ending	154	154
Carrying values
Brand Name [Member]
Schedule of Intangible Assets [Line Items]
Cost begining	118,783	175
Acquisition of subsidiaries		118,606
Exchange realignment	70	2
Cost ending	118,853	118,783
Accumulated amortization begining	30	21
Charge for the Period	14	9
Exchange realignment
Accumulated amortization ending	44	30
Carrying values	$ 118,809	$ 118,753